Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Assets
Cash and cash equivalents		$ 4,297
Trade and other receivables		597,873	$ 452,241	[1]	$ 463,075
Inventoried supplies		8,761	10,659	[1]
Current taxes recoverable		7,606	13,211	[1]
Prepaid expenses		29,904	27,777	[1]
Derivative financial instruments	[1]		30
Assets held for sale		4,331	3,561	[1]
Other assets	[1]		19,105
Current assets		652,772	526,584	[1]
Property and equipment		1,074,428	1,125,429	[1]
Right-of-use assets		337,285	334,168	[1]
Intangible assets		1,749,773	1,505,160	[1]
Other assets		23,899	8,655	[1]	24,685
Deferred tax assets		11,207	8,824	[1]	4,698
Non-current assets		3,196,592	2,982,236	[1]
Total assets		3,849,364	3,508,820	[1]
Liabilities
Bank indebtedness	[1]		2,927
Trade and other payables		468,238	341,443	[1]	348,618
Current taxes payable		33,220	4,658	[1]
Provisions		17,452	18,264	[1]	18,372
Other financial liabilities		4,031	2,043	[1]
Derivative financial instruments	[1]		649
Long-term debt		42,997	41,305	[1]
Lease liabilities		88,522	76,326	[1]
Current liabilities		654,460	487,615	[1]
Long-term debt		829,547	1,302,002	[1]	1,071,751
Lease liabilities		267,464	279,265	[1]
Employee benefits		15,502	14,310	[1]
Provisions		36,803	22,522	[1]
Other financial liabilities		22,699	2,810	[1]
Derivative financial instruments	[1]		684
Deferred tax liabilities		232,712	240,320	[1]	212,535
Non-current liabilities		1,404,727	1,861,913	[1]
Total liabilities		2,059,187	2,349,528	[1]
Equity
Share capital		1,120,049	678,915	[1]
Contributed surplus		19,783	19,549	[1]
Accumulated other comprehensive income		(154,723)	(173,398)	[1]
Retained earnings		805,068	634,226	[1]
Equity attributable to owners of the Company		1,790,177	1,159,292	[1]
Total liabilities and equity		$ 3,849,364	$ 3,508,820	[1]
Previously Reported IFRS 16
Assets
Trade and other receivables	[1]				463,075
Inventoried supplies	[1]				9,350
Current taxes recoverable	[1]				9,541
Prepaid expenses	[1]				28,256
Derivative financial instruments	[1]				3,980
Assets held for sale	[1]				5,551
Current assets	[1]				519,753
Property and equipment	[1]				1,023,595
Intangible assets	[1]				1,393,854
Other assets	[1]				24,685
Deferred tax assets	[1]				4,698
Derivative financial instruments	[1]				2,159
Non-current assets	[1]				2,448,991
Total assets	[1]				2,968,744
Liabilities
Bank indebtedness	[1]				9,041
Trade and other payables	[1]				348,618
Current taxes payable	[1]				13,892
Provisions	[1]				18,372
Other financial liabilities	[1]				1,446
Long-term debt	[1]				89,679
Current liabilities	[1]				481,048
Long-term debt	[1]				1,071,751
Employee benefits	[1]				11,824
Provisions	[1]				31,375
Other financial liabilities	[1]				4,329
Deferred tax liabilities	[1]				212,535
Non-current liabilities	[1]				1,331,814
Total liabilities	[1]				1,812,862
Equity
Share capital	[1]				697,232
Contributed surplus	[1]				19,082
Accumulated other comprehensive income	[1]				(200,029)
Retained earnings	[1]				639,597
Equity attributable to owners of the Company	[1]				1,155,882
Total liabilities and equity	[1]				$ 2,968,744

[1]	Recasted for change in presentation currency (see note 2c))